Document and Entity Information	Dec. 20, 2023
Cover [Abstract]
Security Exchange Name	NONE
Amendment Flag	false
Entity Central Index Key	0000202947
Entity Address, State or Province	RI
Document Type	8-K
Document Period End Date	Dec. 20, 2023
Entity Registrant Name	CAPITAL PROPERTIES, INC.
Entity Incorporation State Country Code	RI
Entity File Number	001-08499
Entity Tax Identification Number	05-0386287
Entity Address, Address Line One	5 Steeple Street
Entity Address, Address Line Two	Unit 303
Entity Address, City or Town	Providence
Entity Address, Postal Zip Code	02903
City Area Code	401
Local Phone Number	435-7171
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, $.01 par value
Trading Symbol	CPTP
Entity Emerging Growth Company	false